EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

19. EMPLOYEE BENEFIT PLAN

Full time PRC employees of the Group are eligible to participate in a government-mandated multi-employer defined contribution plan under which certain pension benefits, medical care, unemployment insurance and employee housing fund are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee’s salary income. Total provisions for employee benefits were US$4,332,246, US$5,618,209 and US$4,323,814 for the years ended December 31, 2018, 2019 and 2020, respectively, reported as a component of salary and compensation expenses when incurred.